Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description is provided for general information summary purposes. Participants of Columbia Bank Savings and Investment Plan (the "Plan") should refer to the Summary Plan Document for a more complete description of the Plan’s provisions.

(a)General

The Plan is a participant-directed, defined contribution plan covering those employees of Columbia Bank and its subsidiaries (the "Bank") under the provisions of Section 401(a) of the Internal Revenue Code (the "IRC"), which includes a deferred arrangement as described in Section 401(k) of the IRC, for the benefit of eligible employees of the Bank. Participants are allowed to begin contributions to the Plan effective the first day of the month following their hire date. Contributions are deposited with and invested by Fidelity Management Trust Company ("FMTC"), the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Columbia Bank Savings and Investment Plan Committee is responsible for the oversight of the Plan.

(b)Eligibility

Generally, all non-union full time, part time and temporary employees of the Bank with more than 1,000 hours of service are eligible to participate in the Plan on the first day of the month following their hire date.

(c)Contributions

Participants may elect to make tax deferred contributions by payroll deduction at an annual amount of up to 60% of total pay up to a maximum amount allowed by the Internal Revenue Service (the "IRS"), as defined in the Plan. Participants who have attained age 50 before the end of the Plan year and who are making deferral contributions to the Plan are eligible to make catch-up contributions of up to a maximum of $7,500, and a super catch-up contribution of up to a maximum of $11,500 is available for participants between 60 and 63 years old by the end of the calendar year, for the year ended December 31, 2025. The Plan also allows Roth contributions. The Bank will contribute an amount on the participant’s behalf equal to 100% of that portion of the participant’s contribution of the first 3.00% for employees hired prior to October 1, 2018, and the first 4.50% of contributions for employees hired on or after October 1, 2018, generally, after six months of service. The participant may change the contribution percentage monthly, and any change in a participant’s pay will automatically change the participant’s and the Bank’s contributions. The Bank’s Board of Directors, if profits permit, may authorize that an additional contribution be made during the Plan year. There were no additional contributions made for the year ended December 31, 2025.
All new employees are automatically enrolled in the Plan 30 days after they first become eligible with an automatic participant contribution percentage of 4.50% of eligible compensation. After six months of service, they are entitled to the Company match based on their contribution election with a maximum match of 4.50%. Enrolled participants may change their contribution rates at any time, including electing not to contribute to the Plan.
(1) Description of Plan (continued)

(d)Participant Accounts

Each participant's account is valued on a daily basis and credited with the participant’s and the Bank's matching contributions, as well as allocations of net investment earnings or losses and administrative expenses. The allocations of employer contributions are based on both participant contributions and participant compensation, as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Participants are permitted to select among various investments offered within the Plan. Each investment has separate investment objectives.
(e)Vesting
Participants are 100% vested immediately in their contributions and the earnings or losses thereon. Bank contributions and earnings or losses thereon generally vest 25% after two years of service, 50% after three years of service, 75% after four years of service, and 100% after five years of service. In addition, upon retirement at age 65 or later, or in the event of death or permanent disability, participants have a 100% vested interest in the Bank’s contributions and the earnings or losses thereon. In the event of resignation or discharge prior to age 65, a participant who completed at least five years of service has a 100% vested interest in the Bank’s contributions and earnings or losses thereon. Such vested interest is generally reduced by 25% for each year of service less than five years. Benefits are generally paid in the form of annuity, lump-sum distribution, or installments.

(f)Forfeitures

Forfeitures of nonvested Bank contributions are used to reduce subsequent employer contributions. At December 31, 2025 and 2024, the forfeited nonvested account totaled $157,558 and $155,978, respectively. During the year ended December 31, 2025, the Bank's contribution was reduced by $250,394 in forfeitures.

(g)Notes Receivable from Participants

In accordance with the Plan document, the minimum amount a participant can borrow is $1,000. The maximum amount a participant can borrow is the lesser of $50,000 or 50% of the vested balance of their account. The loans are secured by the balance in the participant’s account. The rate of interest for the term of the loan will be established as of the loan date.

(h)Payment of Benefits

During employment, a participant may make withdrawals of amounts applicable to employees and vested employer contributions, subject to certain restrictions, as defined. Participants are entitled to withdraw funds upon attaining age 59½ or for financial hardship before that age. Participants may qualify for financial hardship withdrawals if they have an immediate and substantial financial need, as defined by the Plan document.
Upon termination of employment, a participant may leave their account with the Plan and defer commencement of receipt of their vested balance until April 1st of the calendar year following the calendar year in which they attain age 73, or 75 for those born in 1960 or later, except to the extent that their vested account balance as of the date of termination is less than $1,000, in which case their interest in the Plan will be cashed out and payment forwarded to the participant. On termination of service due to death, the value of the entire account will be payable to the participant’s beneficiary in the form of a lump-sum payment, or rollover to an individual retirement account or another qualified plan for a surviving spouse. For termination of service due to disability, a participant is entitled to the same withdrawal rights as if they had terminated their employment.
(1) Description of Plan (continued)
(i)Hardship Withdrawals

Under certain conditions, participants, while still employed by the Bank, are permitted to withdraw, in a single sum, the employee contribution portion of their account balance. These conditions include unreimbursed medical expenses, the purchase of a principal residence, the payment of post-secondary education tuition or to prevent eviction from or foreclosure on a principal residence.

(j)Administrative Costs

Participants who take a loan from the Plan incur a one-time fee for establishing the loan as well as a quarterly loan administrative fee. These fees are charged directly to the individual participant’s accounts. Significant administrative expenses of the Plan have been paid by the Bank. Such costs primarily relate to audit fees and use of Bank personnel to administer and account for the Plan.